PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2012	2011

Equipment and facilities	$3,467	$2,980
Internal-use software	519	509
Vehicles	840	719
Leasehold improvements	385	372
	5,211	4,580
Less: accumulated depreciation and amortization	3,632	2,891
Total property and equipment, net	$1,579	$1,689

Depreciation expense is $734, $620 and $713 for the years ended December 31, 2012, 2011 and 2010, respectively.